Vanguard® S&P Mid-Cap 400 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (1.1%)
	TEGNA Inc.	93,015	1,837
	John Wiley & Sons Inc. Class A	30,644	1,593
*	Ziff Davis Inc.	12,501	1,423
*	Iridium Communications Inc.	36,237	1,393
	Telephone & Data Systems Inc.	69,503	1,229
*	TripAdvisor Inc.	43,647	1,129
*	Yelp Inc. Class A	23,765	815
	World Wrestling Entertainment Inc. Class A	13,276	655
			10,074
Consumer Discretionary (12.8%)
	Lear Corp.	41,978	7,043
*	Capri Holdings Ltd.	106,807	6,325
	Kohl's Corp.	109,761	5,623
	Dick's Sporting Goods Inc.	46,041	5,413
	Marriott Vacations Worldwide Corp.	30,005	4,580
*	GameStop Corp. Class A	23,169	4,546
*	Skechers U.S.A. Inc. Class A	94,784	4,258
	Thor Industries Inc.	38,899	4,112
*	Goodyear Tire & Rubber Co.	197,403	3,970
*	AutoNation Inc.	30,681	3,800
	Carter's Inc.	30,877	3,119
	Service Corp. International	47,103	3,116
	H&R Block Inc.	124,947	2,959
	Murphy USA Inc.	16,704	2,895
	Toll Brothers Inc.	45,613	2,895
	Foot Locker Inc.	63,282	2,888
*	Adient plc	66,201	2,810
	American Eagle Outfitters Inc.	107,216	2,776
*	Taylor Morrison Home Corp. Class A	88,008	2,733
	KB Home	63,180	2,527
	Gentex Corp.	70,523	2,428
	Wyndham Hotels & Resorts Inc.	30,215	2,401
	Polaris Inc.	21,213	2,371
	Brunswick Corp.	24,510	2,302
	Dana Inc.	102,056	2,194
	Cracker Barrel Old Country Store Inc.	16,669	2,034
*	Tri Pointe Homes Inc.	80,119	2,001
*	Scientific Games Corp.	28,436	1,818
	Travel + Leisure Co.	36,927	1,818
*	Nordstrom Inc.	78,122	1,654
	Graham Holdings Co. Class B	2,843	1,611

		Shares	Market Value ($000)
	Choice Hotels International Inc.	10,853	1,558
*	Boyd Gaming Corp.	26,550	1,556
*	Urban Outfitters Inc.	46,342	1,468
*	Grand Canyon Education Inc.	20,039	1,452
	Harley-Davidson Inc.	38,085	1,395
	Columbia Sportswear Co.	14,277	1,392
*	Victoria's Secret & Co.	23,206	1,260
*	Six Flags Entertainment Corp.	33,726	1,233
*	Visteon Corp.	10,203	1,081
*	Callaway Golf Co.	34,496	930
			114,345
Consumer Staples (4.2%)
*	BJ's Wholesale Club Holdings Inc.	96,338	6,373
	Ingredion Inc.	47,086	4,385
*	Performance Food Group Co.	107,969	4,352
*	Post Holdings Inc.	41,187	3,979
	Casey's General Stores Inc.	16,125	3,133
	Sanderson Farms Inc.	14,907	2,799
*	Coty Inc. Class A	235,112	2,288
	Flowers Foods Inc.	85,215	2,200
*	Sprouts Farmers Market Inc.	80,425	2,128
*	Hain Celestial Group Inc.	25,122	990
*	Pilgrim's Pride Corp.	34,196	960
	Energizer Holdings Inc.	23,384	870
	Lancaster Colony Corp.	5,841	854
	Nu Skin Enterprises Inc. Class A	15,747	691
*	Grocery Outlet Holding Corp.	23,486	680
	Tootsie Roll Industries Inc.	7,301	230
			36,912
Energy (2.8%)
	Targa Resources Corp.	123,684	6,386
	HollyFrontier Corp.	105,002	3,394
*	NOV Inc.	274,449	3,271
	DT Midstream Inc.	68,007	3,119
	Murphy Oil Corp.	101,956	2,710
*	EQT Corp.	131,882	2,562
*	ChampionX Corp.	83,577	1,706
	Equitrans Midstream Corp.	157,435	1,515
			24,663
Financials (21.3%)
	Signature Bank	27,691	8,371
	East West Bancorp Inc.	99,686	7,676
*	Alleghany Corp.	9,747	6,305
	First Horizon Corp.	385,982	6,226
	American Financial Group Inc.	46,451	6,206
	First American Financial Corp.	77,241	5,730
	Jefferies Financial Group Inc.	138,846	5,218
	Janus Henderson Group plc	121,108	5,175
	Pinnacle Financial Partners Inc.	53,475	5,102
	Cullen/Frost Bankers Inc.	39,805	5,011
	Affiliated Managers Group Inc.	28,954	4,926
	Old Republic International Corp.	199,822	4,788
	Synovus Financial Corp.	102,900	4,660
	Prosperity Bancshares Inc.	65,296	4,654
	Reinsurance Group of America Inc.	47,773	4,534
	Cadence Bank	137,398	4,015
	New York Community Bancorp Inc.	326,687	3,914

		Shares	Market Value ($000)
	Valley National Bancorp	285,685	3,840
	Bank OZK	85,595	3,827
	Wintrust Financial Corp.	40,079	3,508
	Webster Financial Corp.	63,630	3,429
	CIT Group Inc.	69,658	3,417
	MGIC Investment Corp.	238,446	3,362
	Sterling Bancorp	135,317	3,357
	Unum Group	143,583	3,317
	United Bankshares Inc.	90,786	3,244
	Selective Insurance Group Inc.	42,192	3,187
	Hanover Insurance Group Inc.	25,069	3,052
	UMB Financial Corp.	30,239	3,041
	Stifel Financial Corp.	42,716	3,033
	Hancock Whitney Corp.	61,028	2,916
	Commerce Bancshares Inc.	38,851	2,712
	PacWest Bancorp	59,298	2,653
	FNB Corp.	224,412	2,617
	Home BancShares Inc.	106,087	2,539
	Associated Banc-Corp	107,442	2,353
	Navient Corp.	117,892	2,326
	Kemper Corp.	42,032	2,325
	Cathay General Bancorp	54,904	2,301
	Bank of Hawaii Corp.	28,443	2,269
	SEI Investments Co.	36,883	2,199
	RenaissanceRe Holdings Ltd.	14,217	2,191
	Glacier Bancorp Inc.	38,103	2,069
	CNO Financial Group Inc.	89,730	2,033
*	Texas Capital Bancshares Inc.	35,518	2,000
	FirstCash Inc.	28,425	1,815
	Fulton Financial Corp.	114,348	1,806
	Umpqua Holdings Corp.	87,963	1,677
	Essent Group Ltd.	39,217	1,631
	First Financial Bankshares Inc.	32,438	1,619
	International Bancshares Corp.	37,459	1,574
	Washington Federal Inc.	47,825	1,554
	Evercore Inc. Class A	10,326	1,432
	Federated Hermes Inc. Class B	40,480	1,365
	RLI Corp.	11,452	1,177
*,1	PROG Holdings Inc.	25,202	1,137
	Mercury General Corp.	18,649	951
			189,366
Health Care (5.4%)
*	Tenet Healthcare Corp.	75,225	5,482
*	Molina Healthcare Inc.	18,880	5,384
*	Envista Holdings Corp.	113,321	4,397
	Hill-Rom Holdings Inc.	26,825	4,171
*	United Therapeutics Corp.	18,287	3,465
	Perrigo Co. plc	93,946	3,449
*	LivaNova plc	37,389	2,997
*	Acadia Healthcare Co. Inc.	39,125	2,198
*	Tandem Diabetes Care Inc.	16,832	2,163
	Patterson Cos. Inc.	60,462	1,903
	Encompass Health Corp.	30,749	1,772
*	NuVasive Inc.	36,275	1,743
*	Integra LifeSciences Holdings Corp.	25,619	1,638
*	ICU Medical Inc.	6,845	1,548
*	Progyny Inc.	24,112	1,224
*	Neogen Corp.	30,216	1,213

		Shares	Market Value ($000)
*	Option Care Health Inc.	44,636	1,130
*	Nektar Therapeutics	80,175	903
*	Haemonetics Corp.	16,104	825
			47,605
Industrials (17.5%)
*	Avis Budget Group Inc.	33,193	9,114
*	AECOM	101,203	6,977
	Owens Corning	72,454	6,147
	Oshkosh Corp.	48,222	5,189
*	Builders FirstSource Inc.	74,245	5,156
	Acuity Brands Inc.	25,089	5,052
	EMCOR Group Inc.	37,757	4,506
	KBR Inc.	98,927	4,353
*	Colfax Corp.	91,006	4,226
	nVent Electric plc	118,112	4,114
	Regal Rexnord Corp.	23,785	3,760
*	MasTec Inc.	40,193	3,705
	Nordson Corp.	14,056	3,573
	Carlisle Cos. Inc.	15,398	3,468
	ManpowerGroup Inc.	38,107	3,415
	Crane Co.	34,987	3,378
*	GXO Logistics Inc.	33,247	3,193
	ITT Inc.	33,280	3,148
	Ryder System Inc.	37,745	3,136
*	Univar Solutions Inc.	120,076	3,111
	Lennox International Inc.	9,849	3,043
*	Hexcel Corp.	58,908	3,027
*	JetBlue Airways Corp.	223,347	2,997
	Hubbell Inc. Class B	15,288	2,992
	AGCO Corp.	25,162	2,773
	Flowserve Corp.	91,457	2,742
*	Middleby Corp.	15,244	2,663
	Watsco Inc.	8,804	2,577
	Donaldson Co. Inc.	44,130	2,490
	GATX Corp.	24,934	2,456
*	CACI International Inc. Class A	9,434	2,447
*	XPO Logistics Inc.	33,251	2,409
	Curtiss-Wright Corp.	18,091	2,276
	Woodward Inc.	21,454	2,270
*	Stericycle Inc.	39,375	2,225
*	Kirby Corp.	42,214	2,204
*	Fluor Corp.	99,592	2,202
*	Clean Harbors Inc.	21,450	2,176
	Valmont Industries Inc.	8,790	2,101
	Science Applications International Corp.	24,822	2,082
	Kennametal Inc.	58,723	2,077
*	Dycom Industries Inc.	21,665	2,025
	MillerKnoll Inc.	52,869	2,006
	Landstar System Inc.	9,960	1,679
	Trinity Industries Inc.	58,734	1,556
	Brink's Co.	21,720	1,328
	MSC Industrial Direct Co. Inc. Class A	16,517	1,300
	Terex Corp.	30,433	1,290
*	KAR Auction Services Inc.	83,771	1,256
	EnerSys	15,224	1,128
	Werner Enterprises Inc.	23,439	1,057
			155,575

		Shares	Market Value ($000)
Information Technology (8.6%)
*	Arrow Electronics Inc.	50,480	6,141
	Jabil Inc.	102,491	5,992
*	Ciena Corp.	68,511	4,126
	Vontier Corp.	118,711	3,741
*	Synaptics Inc.	12,860	3,630
*	NCR Corp.	92,337	3,592
	TD SYNNEX Corp.	29,162	3,017
*	Coherent Inc.	11,379	2,946
	Concentrix Corp.	15,646	2,597
	Avnet Inc.	69,941	2,537
	Alliance Data Systems Corp.	34,959	2,383
*	Silicon Laboratories Inc.	11,715	2,299
	Genpact Ltd.	47,328	2,285
*	Viasat Inc.	51,524	2,282
*	Aspen Technology Inc.	14,772	2,142
	National Instruments Corp.	51,340	2,132
*	Teradata Corp.	48,296	2,097
*	Kyndryl Holdings Inc.	125,946	1,990
	Belden Inc.	31,441	1,939
	Vishay Intertechnology Inc.	93,046	1,895
*	Cirrus Logic Inc.	23,023	1,846
	Xerox Holdings Corp.	96,781	1,783
*	WEX Inc.	13,214	1,670
	CDK Global Inc.	42,689	1,649
	Maximus Inc.	16,433	1,240
*	Blackbaud Inc.	16,228	1,225
*	Envestnet Inc.	14,544	1,115
*	ACI Worldwide Inc.	37,957	1,106
*	Sabre Corp.	145,462	1,095
	Amkor Technology Inc.	49,245	1,062
*	LiveRamp Holdings Inc.	22,430	1,053
*	CommVault Systems Inc.	16,444	1,034
*	SiTime Corp.	2,918	871
			76,512
Materials (7.0%)
	Steel Dynamics Inc.	136,234	8,147
	Reliance Steel & Aluminum Co.	44,603	6,629
	Olin Corp.	101,458	5,514
	United States Steel Corp.	189,776	4,291
	Sonoco Products Co.	69,085	4,016
	Avient Corp.	64,148	3,529
	RPM International Inc.	34,652	3,155
	Commercial Metals Co.	84,717	2,618
	Ashland Global Holdings Inc.	25,396	2,567
	AptarGroup Inc.	18,065	2,160
	Cabot Corp.	39,806	2,089
	Louisiana-Pacific Corp.	30,179	1,972
	Royal Gold Inc.	19,326	1,933
	Chemours Co.	63,713	1,892
	Valvoline Inc.	50,899	1,734
	Eagle Materials Inc.	11,204	1,728
	Minerals Technologies Inc.	23,659	1,554
	Sensient Technologies Corp.	15,413	1,500
	Silgan Holdings Inc.	33,043	1,370
	Greif Inc. Class A	18,651	1,132
	NewMarket Corp.	3,142	1,041
*	Ingevity Corp.	14,145	1,017

		Shares	Market Value ($000)
	Compass Minerals International Inc.	12,405	604
	Worthington Industries Inc.	9,843	472
			62,664
Real Estate (13.6%)
*	Jones Lang LaSalle Inc.	35,621	8,368
	Camden Property Trust	37,455	6,188
	Apartment Income REIT Corp.	110,289	5,598
	National Retail Properties Inc.	123,384	5,441
	Medical Properties Trust Inc.	255,310	5,435
	Kilroy Realty Corp.	73,639	4,752
	Brixmor Property Group Inc.	208,641	4,744
	Omega Healthcare Investors Inc.	167,822	4,689
	Douglas Emmett Inc.	123,284	4,040
	Cousins Properties Inc.	104,467	3,945
	Spirit Realty Capital Inc.	83,683	3,729
	STORE Capital Corp.	108,256	3,566
	Life Storage Inc.	26,393	3,488
	Lamar Advertising Co. Class A	30,470	3,329
	SL Green Realty Corp.	47,166	3,275
	Highwoods Properties Inc.	73,171	3,161
	Kite Realty Group Trust	153,412	3,087
	American Campus Communities Inc.	59,624	3,085
	Macerich Co.	149,901	2,827
	Rexford Industrial Realty Inc.	39,694	2,782
*	Park Hotels & Resorts Inc.	166,134	2,764
	Physicians Realty Trust	152,769	2,724
	First Industrial Realty Trust Inc.	44,471	2,686
	Hudson Pacific Properties Inc.	107,131	2,607
	EastGroup Properties Inc.	11,910	2,426
	EPR Properties	52,556	2,424
	JBG SMITH Properties	81,583	2,267
	Rayonier Inc.	59,551	2,249
	Corporate Office Properties Trust	78,881	2,024
	Sabra Health Care REIT Inc.	155,124	2,006
	Pebblebrook Hotel Trust	92,209	1,932
	Healthcare Realty Trust Inc.	61,264	1,919
	CoreSite Realty Corp.	11,208	1,917
	PotlatchDeltic Corp.	29,252	1,584
	National Storage Affiliates Trust	22,357	1,372
	PS Business Parks Inc.	7,629	1,337
	Urban Edge Properties	77,473	1,335
			121,102
Utilities (5.3%)
	UGI Corp.	146,938	6,061
	OGE Energy Corp.	140,652	4,827
	MDU Resources Group Inc.	142,245	3,873
	Essential Utilities Inc.	78,589	3,715
	IDACORP Inc.	35,495	3,714
	National Fuel Gas Co.	64,054	3,703
	Hawaiian Electric Industries Inc.	76,735	2,915
	Black Hills Corp.	44,609	2,860
	Southwest Gas Holdings Inc.	41,519	2,732
	New Jersey Resources Corp.	67,770	2,493
	ONE Gas Inc.	37,603	2,438
	Spire Inc.	36,298	2,173
	ALLETE Inc.	36,720	2,153
	NorthWestern Corp.	36,204	2,002

			Shares	Market Value ($000)
	PNM Resources Inc.		36,848	1,815
				47,474
Total Common Stocks (Cost $754,361)				886,292
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund (Cost $4,807)	0.077%	48,069	4,807
Total Investments (100.1%) (Cost $759,168)				891,099
Other Assets and Liabilities—Net (-0.1%)				(979)
Net Assets (100%)				890,120
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $677,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $720,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2021	4	1,082	(77)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Harley-Davidson Inc.	8/31/22	BOANA	2,554	(0.070)	10	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	886,292	—	—	886,292
Temporary Cash Investments	4,807	—	—	4,807
Total	891,099	—	—	891,099

Derivative Financial Instruments
Assets
Swap Contracts	—	10	—	10
Liabilities
Futures Contracts[1]	77	—	—	77
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.